Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and Other Receivables
Due from charterers	$ 577	$ 5,070
VAT receivable	33	48
Accrued income	5,120	4,010
Insurance claims	2,853	3,584
Other receivables	2,573	3,553
Total	$ 11,156	$ 16,265